Scharf Global Opportunity Fund
Schedule of Investments - December 31, 2023 (Unaudited)
Shares		Value
	Common Stocks —89.5%
	Beverages — 4.3%
13,140	Heineken Holding NV (a)	$1,111,150

	Building Products — 4.2%
37,700	Assa Abloy AB - Class B (a)	1,085,094

	Capital Markets — 6.2%
40,570	Brookfield Corp.	1,627,668

	Commercial Services & Supplies — 3.6%
35,340	MillerKnoll, Inc.	942,871

	Financial Services — 10.9%
2,556	Berkshire Hathaway, Inc. - Class B (b)	911,623
7,826	Fiserv, Inc. (b)	1,039,606
3,428	Visa, Inc. - Class A	892,480
		2,843,709

	Food Products — 2.2%
25,250	Yakult Honsha Co. Ltd. (a)	567,140

	Ground Transportation — 9.0%
12,473	Canadian Pacific Kansas City Ltd.	986,115
10,837	U-Haul Holding Co.	763,358
2,449	Union Pacific Corp.	601,524
		2,350,997

	Health Care Equipment & Supplies — 4.2%
79,495	Smith & Nephew PLC (a)	1,092,824

	Health Care Providers & Services — 11.3%
15,593	Centene Corp. (b)	1,157,157
12,795	CVS Health Corp.	1,010,293
1,705	McKesson Corp.	789,381
		2,956,831

	Hotels, Restaurants & Leisure — 5.0%
123	Booking Holdings, Inc. (b)	436,308
31,500	Compass Group PLC (a)	861,650
		1,297,958

	Household Durables — 2.1%
5,662	Sony Corp. - ADR	536,135

	Insurance — 5.2%
43,290	AIA Group, Ltd. (a)	377,266
695	Markel Group, Inc. (b)	986,830
		1,364,096

	Interactive Media & Services — 2.9%
3,034	Baidu, Inc. - ADR (b)	361,319
10,630	Tencent Holdings, Ltd. (a)	399,689
		761,008

	Media — 8.1%
33,732	Comcast Corp. - Class A	1,479,148
7,020	Walt Disney Co.	633,836
		2,112,984

	Personal Care Products — 2.2%
12,001	Unilever PLC - ADR	581,809

	Pharmaceuticals — 3.2%
8,330	Novartis AG - ADR	841,080

	Software — 4.9%
1,215	Microsoft Corp.	456,888
7,769	Oracle Corp.	819,086
		1,275,974
	Total Common Stocks (Cost $18,379,179)	23,349,328

	Preferred Stocks —6.9%
	Technology Hardware, Storage & Peripherals — 6.9%
37,020	Samsung Electronics Co. Ltd.	1,790,780
	Total Preferred Stocks (Cost $957,804)	1,790,780

	REITs —3.2%
	Retail REITs — 3.2%
14,620	Realty Income Corp.	839,480
	Total REITs (Cost $868,072)	839,480

Shares
	Money Market Fund — 0.3%
84,742	First American Treasury Obligations Fund, Class Z, 5.25% (c)	84,742
	Total Money Market Fund (Cost $84,742)	84,742
	Total Investments (Cost $20,289,797) — 99.9%	26,064,330
	Other Assets in Excess of Liabilities — 0.1%	32,717
	Total Net Assets — 100.00%	$26,097,047

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown represents the 7-day annualized yield as of December 31, 2023.

Country Allocation of Portfolio Holdings as of December 31, 2023

Country	Percentage of Net Assets
United States	53.1%
Canada	10.0%
United Kingdom	9.7%
Korea, Republic Of	6.9%
Netherlands	4.3%
Japan	4.2%
Sweden	4.2%
Switzerland	3.2%
China	2.9%
Hong Kong	1.4%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

Scharf Global Opportunity Fund
Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

Scharf Global Opportunity Fund
Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$23,349,328	$–	$–	$23,349,328
Preferred Stocks	1,790,780	–	–	1,790,780
REITs	839,480	–	–	839,480
Money Market Fund	84,742	–	–	84,742
Total Investments	$26,064,330	$–	$–	$26,064,330

Refer to the Schedule of Investments for industry classifications.